UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks 97.6% ^

	Shares	Value ($)
Consumer Discretionary 19.1%
Auto Components 4.8%
Aisin Seiki Co. Ltd.	44,100	1,191,451
Bridgestone Corp.	66,800	1,058,994
Denso Corp.	73,100	2,021,065
EXEDY Corp.	8,400	216,055
HI-LEX Corp.	13,600	176,166
Koito Manufacturing Co. Ltd.	85,000	1,248,213
Musashi Seimitsu Industry Co. Ltd.	7,600	159,446
Nifco, Inc.	11,600	240,156
Press Kogyo Co. Ltd.*	41,000	127,430
Stanley Electric Co. Ltd.	27,900	461,793
Sumitomo Rubber Industries Ltd.	118,600	1,044,437

		7,945,206
Automobiles 5.3%
Daihatsu Motor Co. Ltd.	78,000	724,086
Honda Motor Co. Ltd.	130,500	3,789,918
Isuzu Motors Ltd.	116,000	346,374
Nissan Motor Co. Ltd.*	265,000	1,837,038
Suzuki Motor Corp.	53,000	1,040,530
Toyota Motor Corp.	32,300	1,110,777

		8,848,723
Diversified Consumer Services 0.1%
Best Bridal, Inc.	67	193,235

Hotels, Restaurants & Leisure 0.9%
Amiyaki Tei Co. Ltd.	31	83,646
Oriental Land Co. Ltd.	12,800	1,069,290
Saint Marc Holdings Co. Ltd.	8,100	323,386

		1,476,322
Household Durables 2.3%
LEC, Inc.	9,000	126,621
Mitsui Home Co. Ltd.	16,000	76,254
Panasonic Corp.	113,200	1,413,510
Rinnai Corp.	10,800	553,671
Sharp Corp.	13,000	136,863
Sony Corp.	54,100	1,440,043

		3,746,962
Internet and Catalog Retail 1.2%
ASKUL Corp.	18,900	318,770
Rakuten, Inc.	2,424	1,750,580

		2,069,350
Leisure Equipment and Products 0.2%
Namco Bandai Holdings, Inc.	41,400	363,226

Media 0.2%
Fuji Media Holdings, Inc.	145	208,373
SKY Perfect JSAT Holdings, Inc.	379	135,351

		343,724
Multiline Retail 1.4%
Don Quijote Co. Ltd.	10,700	286,690
Isetan Mitsukoshi Holdings Ltd.	108,100	1,053,932
Marui Group Co. Ltd.	20,000	134,751
Matsuya Co. Ltd.*	19,800	168,369
Parco Co. Ltd.	21,500	161,781
Ryohin Keikaku Co. Ltd.	13,300	529,049

		2,334,572
Specialty Retail 2.4%
Arc Land Sakamoto Co. Ltd.	17,100	249,553
Asahi Co. Ltd.	11,300	155,918
Bookoff Corp.	37,500	366,818
DCM Holdings Co. Ltd.	21,900	120,188
Fast Retailing Co. Ltd.	5,400	815,038
Komeri Co. Ltd.	13,300	297,816
Nitori Co. Ltd.	7,900	679,969
Point, Inc.	4,730	259,563
Shimachu Co. Ltd.	3,100	56,468
Shimamura Co. Ltd.	3,800	342,299

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Xebio Co. Ltd.	38,900	728,456

		4,072,086
Textiles, Apparel and Luxury Goods 0.3%
ASICS Corp.	17,000	155,774
Nisshinbo Holdings, Inc.	15,000	144,069
Sanyo Shokai Ltd.	37,000	135,890

		435,733

Total Consumer Discretionary		31,829,139

Consumer Staples 5.1%
Beverages 0.1%
Kirin Holdings Co. Ltd.	14,000	176,305

Food and Staples Retailing 2.0%
Arcs Co. Ltd.	9,800	131,659
CREATE SD HOLDINGS Co. Ltd.	7,000	135,322
GROWELL Holdings Co. Ltd.	6,200	125,193
Maxvalu Tokai Co. Ltd.	13,300	151,411
Okuwa Co. Ltd.	20,000	201,765
S Foods, Inc.	20,500	166,840
Seven & I Holdings Co. Ltd.	92,800	2,129,229
Sundrug Co. Ltd.	6,700	162,542
Yaoko Co. Ltd.	5,200	146,067

		3,350,028
Food Products 1.5%
Ajinomoto Co., Inc.	199,000	1,802,045
Fuji Oil Co. Ltd.	9,900	145,206
Marudai Food Co. Ltd.	58,000	170,561
Mitsui Sugar Co. Ltd.	26,000	89,065
Nisshin Oillio Group Ltd.	37,000	180,380
Warabeya Nichiyo Co. Ltd.	11,500	140,749

		2,528,006
Household Products 1.3%
Unicharm Corp.	19,000	2,139,658

Personal Products 0.2%
Dr Ci:Labo Co. Ltd.	114	353,199

Total Consumer Staples		8,547,196

Energy 0.6%
Energy Equipment and Services 0.2%
Modec, Inc.	24,400	334,814

Oil, Gas and Consumable Fuels 0.4%
INPEX Corp.	22	122,275
Itochu Enex Co. Ltd.	23,400	120,729
Japan Petroleum Exploration Co.	3,200	130,560
JX Holdings, Inc.*	35,100	171,568

		545,132

Total Energy		879,946

Financials 9.0%
Capital Markets 0.2%
Monex Group, Inc.	344	141,071
Tokai Tokyo Financial Holdings	32,000	126,035

		267,106
Commercial Banks 3.7%
Bank of Kyoto Ltd.	53,000	435,235
Bank of Yokohama Ltd.	153,000	698,591
Chiba Bank Ltd.	148,000	891,632
Joyo Bank Ltd.	33,000	131,047
Keiyo Bank Ltd.	55,000	286,033
Mitsubishi UFJ Financial Group, Inc.	336,800	1,526,768
Musashino Bank Ltd.	7,200	205,767
Shizuoka Bank Ltd.	19,000	165,616
Sumitomo Mitsui Financial Group, Inc.	55,600	1,569,626

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Sumitomo Trust & Banking Co. Ltd.	68,000	345,918

		6,256,233
Consumer Finance 1.6%
Aeon Credit Service Co. Ltd.	45,700	405,318
Credit Saison Co. Ltd.	12,000	124,128
Jaccs Co. Ltd.	37,000	60,699
ORIX Corp.	27,590	2,003,937

		2,594,082
Diversified Financial Services 0.2%
Fuyo General Lease Co. Ltd.	4,600	105,231
Japan Securities Finance Co. Ltd.	27,300	153,166
Osaka Securities Exchange Co. Ltd.	39	165,353

		423,750
Insurance 1.9%
MS&AD Insurance Group Holdings, Inc.	43,600	930,734
NKSJ Holdings, Inc.*	23,000	136,390
Sony Financial Holdings, Inc.	179	598,544
Tokio Marine Holdings, Inc.	56,300	1,474,756

		3,140,424
Real Estate Management and Development 1.4%
Daibiru Corp.	14,700	110,774
Daiwa House Industry Co. Ltd.	20,000	180,173
Sumitomo Real Estate Sales Co. Ltd.	3,620	164,019
Sumitomo Realty & Development Co. Ltd.	104,000	1,773,737
Tokyo Tatemono Co. Ltd.	42,000	128,766

		2,357,469

Total Financials		15,039,064

Health Care 3.2%
Health Care Equipment and Supplies 1.0%
Asahi Intecc Co. Ltd.	9,600	167,033
Nihon Kohden Corp.	12,700	235,006
Terumo Corp.	25,100	1,201,171

		1,603,210
Health Care Providers and Services 0.2%
As One Corp.	12,000	205,902
Ship Healthcare Holdings, Inc.	235	166,932

		372,834
Health Care Technology 0.1%
So-net M3, Inc.	33	132,442

Pharmaceuticals 1.9%
Daiichi Sankyo Co. Ltd.	9,800	175,260
Eisai Co. Ltd.	10,600	350,668
Kaken Pharmaceutical Co. Ltd.	29,000	288,142
Kyowa Hakko Kirin Co. Ltd.	56,000	531,914
Mitsubishi Tanabe Pharma Corp.	13,000	197,982
Shionogi & Co. Ltd.	19,800	409,631
Taisho Pharmaceutical Co. Ltd.	11,000	217,053
Takeda Pharmaceutical Co. Ltd.	4,000	171,188
Torii Pharmaceutical Co. Ltd.	11,400	178,620
Tsumura & Co.	24,000	735,567

		3,256,025

Total Health Care		5,364,511

Industrials 23.3%
Air Freight and Logistics 1.0%
Kintetsu World Express, Inc.	9,900	249,273
Yamato Holdings Co. Ltd.	102,300	1,353,779

		1,603,052

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Building Products 2.2%
Asahi Glass Co. Ltd.	15,000	139,956
Bunka Shutter Co. Ltd.	73,000	209,002
Daikin Industries Ltd.	54,100	1,651,151
JS Group Corp.	19,700	376,118
Nippon Sheet Glass Co. Ltd.	94,000	228,878
Noritz Corp.	7,300	119,806
Sanwa Holdings Corp.	112,000	337,649
Takasago Thermal Engineering Co. Ltd.	19,700	166,107
TOTO Ltd.	55,000	366,335

		3,595,002
Commercial Services and Supplies 1.1%
Aeon Delight Co. Ltd.	17,100	331,968
Daiseki Co. Ltd.	10,100	209,049
Moshi Moshi Hotline, Inc.	22,050	483,117
Park24 Co. Ltd.	15,300	164,182
Secom Co. Ltd.	8,500	377,416
Sohgo Security Services Co. Ltd.	35,100	355,124

		1,920,856
Construction and Engineering 0.3%
Chugai Ro Co. Ltd.	51,000	131,996
Kinden Corp.	19,000	161,566
Nippo Corp.	9,000	66,764
Nippon Densetsu Kogyo Co. Ltd.	6,000	57,454
Taihei Dengyo Kaisha Ltd.	15,000	107,692

		525,472
Electrical Equipment 6.1%
Futaba Corp.	1,800	29,942
Mabuchi Motor Co. Ltd.	19,600	897,351
Mitsubishi Electric Corp.	286,000	2,227,628
Nidec Corp.	43,000	3,601,422
SEC Carbon Ltd.	15,000	72,499
Sumitomo Electric Industries Ltd.	285,400	3,340,604

		10,169,446
Machinery 6.6%
Daifuku Co. Ltd.	26,500	162,369
FANUC Ltd.	24,200	2,714,999
Glory Ltd.	23,900	520,230
Hitachi Zosen Corp.	269,500	362,646
Kawasaki Heavy Industries Ltd.	576,000	1,397,877
Komatsu Ltd.	85,000	1,535,956
Kubota Corp.	109,000	832,367
Makita Corp.	21,600	576,214
Max Co. Ltd.	12,000	133,976
Mitsubishi Heavy Industries Ltd.	198,000	680,058
Nabtesco Corp.	27,000	417,066
Namura Shipbuilding Co. Ltd.	13,400	75,599
NGK Insulators Ltd.	8,000	124,369
Nitta Corp.	9,900	158,092
NSK Ltd.	21,000	146,070
Oiles Corp.	36,300	537,760
Sasebo Heavy Industries Co. Ltd.	42,000	78,149
ShinMaywa Industries Ltd.	34,000	124,684
THK Co. Ltd.	6,100	126,111
Tsubakimoto Chain Co.	53,000	212,863
Tsukishima Kikai Co. Ltd.	15,000	105,032

		11,022,487
Marine 0.6%
Iino Kaiun Kaisha Ltd.	15,400	76,951
Mitsui O.S.K. Lines Ltd.	122,000	805,126
Nippon Yusen K.K.	43,000	156,155

		1,038,232
Professional Services 0.1%
Meitec Corp.	6,200	111,768

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Road and Rail 2.0%
East Japan Railway Co.	33,400	2,226,453
Fukuyama Transporting Co. Ltd.	34,000	157,206
Hamakyorex Co. Ltd.	19,800	479,676
Hitachi Transport System Ltd.	13,100	191,489
Nippon Express Co. Ltd.	43,000	193,482
Seino Holdings Co. Ltd.	23,000	158,051

		3,406,357
Trading Companies and Distributors 2.8%
Hanwa Co. Ltd.	50,000	198,334
ITOCHU Corp.	42,500	331,368
Marubeni Corp.	67,000	343,201
Mitsubishi Corp.	112,700	2,348,422
Mitsui & Co. Ltd.	41,000	482,015
Nishio Rent All Co. Ltd.	17,100	109,938
Sumitomo Corp.	49,900	497,005
Toshin Group Co. Ltd.	10,800	243,879
Trusco Nakayama Corp.	13,000	200,466

		4,754,628
Transportation Infrastructure 0.5%
Mitsubishi Logistics Corp.	33,000	368,269
Mitsui-Soko Co. Ltd.	40,000	145,077
Nissin Corp.	42,000	94,823
Sumitomo Warehouse Co. Ltd.	34,000	157,622

		765,791

Total Industrials		38,913,091

Information Technology 19.4%
Communications Equipment 0.1%
Hitachi Kokusai Electric, Inc.	25,000	198,257

Computers and Peripherals 3.8%
Fujitsu Ltd.	481,000	3,021,834
Melco Holdings, Inc.	11,900	376,207
NEC Corp.	274,000	707,293
Toshiba Corp.*	454,000	2,255,570

		6,360,904
Electronic Equipment and Instruments 4.9%
Canon Electronics, Inc.	13,900	312,531
Daishinku Corp.	33,000	142,913
FUJIFILM Holdings Corp.	31,400	903,253
Hakuto Co. Ltd.	13,700	121,479
Hamamatsu Photonics K.K.	5,100	141,860
Hitachi High - Technologies Corp.	37,600	692,080
Horiba Ltd.	7,400	197,886
Hoya Corp.	30,700	651,881
Ibiden Co. Ltd.	18,000	485,271
Kyocera Corp.	5,300	427,995
Murata Manufacturing Co. Ltd.	16,800	800,149
Nichicon Corp.	13,400	161,824
Nihon Dempa Kogyo Co. Ltd.	16,000	284,126
Nippon Electric Glass Co. Ltd.	76,000	864,895
Shinko Shoji Co. Ltd.	8,800	75,090
Siix Corp.	15,200	168,262
TDK Corp.	18,200	998,330
Yamatake Corp.	6,700	155,198
Yaskawa Electric Corp.	89,000	659,233

		8,244,256
Electronic Equipments, Instruments & Components 2.2%
Hitachi Ltd.*	447,000	1,621,038
Keyence Corp.	9,100	2,093,352

		3,714,390
Internet Software and Services 0.5%
GMO Internet, Inc.	18,700	72,018
Kakaku.com, Inc.	36	148,816

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
mixi, Inc.	29	149,656
Yahoo! Japan Corp.	1,094	434,794

		805,284
IT Services 0.5%
CAC Corp.	23,800	170,413
IT Holdings Corp.	9,800	116,436
Itochu Techno-Solutions Corp.	5,900	213,801
Nihon Unisys Ltd.	52,300	379,737

		880,387
Office Electronics 2.2%
Brother Industries Ltd.	41,400	431,037
Canon, Inc.	81,400	3,034,843
Ricoh Co. Ltd.	11,000	139,803

		3,605,683
Semiconductors and Semiconductor Equipment 2.7%
Disco Corp.	11,900	754,722
Elpida Memory, Inc.*	29,500	455,768
Mimasu Semiconductor Industry Co. Ltd.	19,000	220,855
Rohm Co. Ltd.	17,600	1,051,164
Tokyo Electron Ltd.	35,900	1,938,729
ULVAC, Inc.	3,200	61,920

		4,483,158
Software 2.5%
Nintendo Co. Ltd.	10,000	2,912,963
OBIC Business Consultants Co. Ltd.	8,550	460,577
Square Enix Holdings Co. Ltd.	38,500	707,823

		4,081,363

Total Information Technology		32,373,682

Materials 11.8%
Chemicals 7.9%
ADEKA Corp.	31,200	292,478
Arakawa Chemical Industries Ltd.	15,800	165,448
Asahi Kasei Corp.	138,000	722,255
C Uyemura & Co. Ltd.	6,600	267,921
Daicel Chemical Industries Ltd.	109,000	735,159
Fujikura Kasei Co. Ltd.	28,000	160,667
Fuso Chemical Co. Ltd.	8,000	187,666
Hitachi Chemical Co. Ltd.	10,100	187,507
JSR Corp.	83,900	1,406,761
Kaneka Corp.	38,000	220,353
Kuraray Co. Ltd.	216,000	2,522,174
LINTEC Corp.	9,600	173,448
Mitsubishi Gas Chemical Co., Inc.	109,000	528,204
Nippon Shokubai Co. Ltd.	41,000	388,589
Nissan Chemical Industries Ltd.	42,000	469,720
Nitto Denko Corp.	21,500	701,472
Sakai Chemical Industry Co. Ltd.	39,000	147,391
Shikoku Chemicals Corp.	24,000	125,611
Shin-Etsu Chemical Co. Ltd.	33,900	1,577,106
Showa Denko K.K.	282,000	509,985
Sumitomo Chemical Co. Ltd.	181,000	698,834
Taiyo Ink Manufacturing Co. Ltd.	5,200	136,441
Taiyo Nippon Sanso Corp.	17,000	134,860
Tokai Carbon Co. Ltd.	29,000	136,300
Toray Industries, Inc.	43,000	206,327
Ube Industries Ltd.	148,000	350,717

		13,153,394
Construction Materials NM%
Sumitomo Osaka Cement Co. Ltd.	43,000	81,972

Schedule of Investments (Unaudited) – The Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Containers and Packaging 0.2%
FP Corp.	3,900	202,814
Rengo Co. Ltd.	14,000	88,244

		291,058
Metals and Mining 3.2%
Chubu Steel Plate Co. Ltd.	33,300	177,713
Daido Steel Co. Ltd.	34,000	145,903
Dowa Holdings Co. Ltd.	116,000	558,689
Hitachi Metals Ltd.	47,000	477,036
JFE Holdings, Inc.	30,200	932,329
Kobe Steel Ltd.	177,000	337,988
Nippon Steel Corp.	162,000	536,936
Osaka Steel Co. Ltd.	29,200	399,907
Sanyo Special Steel Co. Ltd.*	57,000	256,023
Sumitomo Metal Industries Ltd.	136,000	306,753
Sumitomo Metal Mining Co. Ltd.	52,000	652,454
Sumitomo Pipe & Tube Co. Ltd.	30,900	161,878
Tokyo Steel Manufacturing Co. Ltd.	16,100	186,370
Yamato Kogyo Co. Ltd.	7,000	174,186

		5,304,165
Paper and Forest Products 0.5%
Daiken Corp.	74,000	174,795
OJI Paper Co. Ltd.	144,000	704,332

		879,127

Total Materials		19,709,716

Telecommunication Services 5.2%
Diversified Telecommunication Services 2.1%
Nippon Telegraph and Telephone Corp.	87,600	3,576,622

Wireless Telecommunication Services 3.1%
KDDI Corp.	24	114,002
NTT DoCoMo, Inc.	2,139	3,234,659
Softbank Corp.	66,700	1,762,986

		5,111,647

Total Telecommunication Services		8,688,269

Utilities 0.9%
Electric Utilities 0.5%
Tokyo Electric Power Co., Inc.	26,900	732,286

Independent Power Producers and Energy Traders 0.4%
Electric Power Development Co. Ltd.	22,800	724,295

Total Utilities		1,456,581

Total Common Stocks (Cost $147,184,854)		162,801,195

Total Investments 97.6% (Cost $147,184,854)		162,801,195

Percentages are based on net assets of $166,840,730.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $162,801,195, or 97.6% of net assets.

NM - Not Material less than 0.05%.

Nomura Partners Funds, Inc. – The Japan Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$162,801,195	$—	$162,801,195

Total Investments	$—	$162,801,195	$—	$162,801,195

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of June 30, 2010

Common Stocks 88.6%

	Shares	Value ($)
Australia 21.7%
Commercial Banks 5.9%
Australia & New Zealand Banking Group Ltd. ^	9,050	162,467
Westpac Banking Corp. ^	14,561	257,137

		419,604
Construction and Engineering 0.5%
UGL Ltd. ^	2,921	32,986

Construction Materials 0.8%
Adelaide Brighton Ltd. ^	25,854	57,822

Diversified Financial Services 0.9%
ASX Ltd. ^	2,602	63,485

Food and Staples Retailing 1.8%
Woolworths Ltd. ^	5,736	130,032

Insurance 1.9%
QBE Insurance Group Ltd. ^	4,500	68,483
Suncorp-Metway Ltd. ^	10,400	69,804

		138,287
Media 1.3%
Fairfax Media Ltd. ^	84,940	93,226

Metals and Mining 6.0%
BHP Billiton Ltd. ^	9,379	291,685
Rio Tinto Ltd. ^	2,531	140,177

		431,862
Oil, Gas and Consumable Fuels 0.8%
Origin Energy Ltd. ^	4,800	59,969

Real Estate Investment Trusts (REITs) 1.8%
Stockland ^	15,000	46,605
Westfield Group ^	8,012	81,548

		128,153

Total Australia		1,555,426
China 17.0%
Automobiles 0.3%
Dongfeng Motor Group Co. Ltd. - H Shares ^	18,000	20,326

Commercial Banks 3.7%
China Construction Bank Corp. - H Shares ^	328,000	263,958

Construction and Engineering 0.5%
China Railway Construction Corp. Ltd. - H Shares ^	29,500	36,899

Electronic Equipments, Instruments & Components 0.3%
Kingboard Chemical Holdings Ltd. ^	5,000	21,403

Household Durables 0.3%
Skyworth Digital Holdings Ltd. ^	30,000	19,770

Insurance 1.6%
China Life Insurance Co. Ltd. - H Shares ^	26,000	114,056

Internet Software and Services 0.5%
Tencent Holdings Ltd. ^	2,000	32,981

Machinery 0.2%
Weichai Power Co. Ltd. - H Shares ^	2,000	12,840

Marine 0.4%
China Shipping Development Co. Ltd. - H Shares ^	22,000	27,780

Metals and Mining 1.0%
Jiangxi Copper Co. Ltd. - H Shares ^	28,000	52,015
Real Gold Mining Ltd.* ^	15,000	23,546

		75,561
Oil, Gas and Consumable Fuels 4.0%
China Petroleum & Chemical Corp. - H Shares ^	166,000	134,188
China Shenhua Energy Co. Ltd. - H Shares ^	16,500	59,843
CNOOC Ltd. ^	54,000	91,779

		285,810
Personal Products 2.8%
Hengan International Group Co. Ltd. ^	25,000	201,567

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Wireless Telecommunication Services 1.4%
China Mobile Ltd. ^	10,500	104,313

Total China		1,217,264

Hong Kong 9.2%
Airlines 0.4%
Cathay Pacific Airways Ltd. ^	16,000	31,531

Commercial Banks 1.6%
BOC Hong Kong Holdings Ltd. ^	50,500	114,918

Communications Equipment 0.1%
VTech Holdings Ltd. ^	1,000	10,608

Distributors 0.6%
Li & Fung Ltd. ^	10,000	44,893

Independent Power Producers and Energy Traders 0.6%
China Resources Power Holdings Co. Ltd. ^	18,000	40,641

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd. ^	3,000	18,483

Real Estate Investment Trusts (REITs) 1.0%
The Link ^	29,838	73,823

Real Estate Management and Development 4.3%
Cheung Kong Holdings Ltd. ^	7,000	80,794
Hang Lung Properties Ltd. ^	12,000	46,254
Kerry Properties Ltd. ^	10,500	45,002
Sun Hung Kai Properties Ltd. ^	5,036	68,535
Swire Pacific Ltd. - A Shares ^	6,000	67,985

		308,570
Specialty Retail 0.3%
Esprit Holdings Ltd. ^	3,600	19,460

Total Hong Kong		662,927

Indonesia 4.0%
Automobiles 1.3%
Astra International Tbk PT ^	18,000	94,751

Commercial Banks 0.6%
Bank Danamon Indonesia Tbk PT ^	76,500	44,949

Construction Materials 0.9%
Indocement Tunggal Prakarsa Tbk PT ^	35,000	60,283

Diversified Telecommunication Services 0.8%
Telekomunikasi Indonesia Tbk PT ^	71,500	60,272

Real Estate Management and Development 0.4%
Summarecon Agung Tbk PT ^	323,000	29,671

Total Indonesia		289,926

Korea, Republic of 12.8%
Auto Components 2.5%
Hyundai Mobis ^	1,063	178,028

Chemicals 0.5%
LG Chem Ltd. ^	150	37,696

Commercial Banks 0.8%
Hana Financial Group, Inc. ^	1,000	26,486
KB Financial Group, Inc. ^	891	34,011

		60,497
Construction and Engineering 0.7%
Samsung Engineering Co. Ltd. ^	550	50,978

Electric Utilities 0.6%
Korea Electric Power Corp.* ^	1,630	41,710

Electronic Equipment and Instruments 0.5%
LG Display Co. Ltd. ^	1,050	34,866

Food Products 0.4%
CJ CheilJedang Corp. ^	170	31,063

Insurance 1.7%
Dongbu Insurance Co. Ltd. ^	1,560	44,638

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Korea, Republic of (continued)
Samsung Life Insurance Co. Ltd.	905	76,653

		121,291
Marine 0.6%
Hanjin Shipping Co. Ltd.* ^	1,434	43,121

Metals and Mining 2.0%
POSCO ^	368	139,670

Multiline Retail 0.7%
Lotte Shopping Co. Ltd. ^	171	48,974

Semiconductors and Semiconductor Equipment 1.8%
Samsung Electronics Co. Ltd. ^	210	131,857

Total Korea, Republic of		919,751

Malaysia 1.7%
Commercial Banks 0.2%
CIMB Group Holdings Bhd ^	7,000	15,079

Electric Utilities 0.5%
Tenaga Nasional Bhd ^	14,800	38,340

Food Products 0.2%
Kuala Lumpur Kepong Bhd ^	3,000	15,165

Transportation Infrastructure 0.8%
PLUS Expressways Bhd ^	52,000	54,556

Total Malaysia		123,140

Philippines 1.6%
Commercial Banks 0.6%
Metropolitan Bank & Trust ^	34,400	45,781

Independent Power Producers and Energy Traders 0.4%
Energy Development Corp. ^	285,475	27,335

Industrial Conglomerates 0.4%
SM Investments Corp. ^	3,280	29,456

Real Estate Management and Development 0.2%
Megaworld Corp. ^	400,000	11,847

Total Philippines		114,419

Singapore 5.1%
Capital Markets NM%
K-Green Trust*	1,400	1,051

Commercial Banks 1.4%
DBS Group Holdings Ltd. ^	6,000	58,177
United Overseas Bank Ltd. ^	3,000	41,676

		99,853
Food Products 0.6%
Wilmar International Ltd. ^	10,000	40,920

Health Care Providers and Services 0.4%
Parkway Holdings Ltd. ^	10,000	25,402

Industrial Conglomerates 0.6%
Keppel Corp. Ltd. ^	7,000	42,179

Real Estate Investment Trusts (REITs) 0.9%
CapitaCommercial Trust ^	36,000	31,148
CDL Hospitality Trusts ^	27,000	33,479

		64,627
Real Estate Management and Development 0.6%
CapitaLand Ltd. ^	18,000	45,896

Transportation Infrastructure 0.6%
SIA Engineering Co. ^	15,000	42,491

Total Singapore		362,419

Taiwan 11.0%
Airlines 0.5%
EVA Airways Corp.* ^	53,000	31,087

Capital Markets 0.8%
Yuanta Financial Holding Co. Ltd. ^	110,000	58,702

Chemicals 0.9%
Formosa Plastics Corp. ^	14,000	29,430
Taiwan Fertilizer Co. Ltd. ^	14,000	36,685

		66,115
Communications Equipment 0.6%
HTC Corp. ^	3,100	41,128

Computers and Peripherals 0.5%
Acer, Inc. ^	16,300	37,801

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Taiwan (continued)
Construction Materials 0.2%
Taiwan Cement Corp. ^	18,000	15,177

Electronic Equipment and Instruments 2.9%
HON HAI Precision Industry Co. Ltd. ^	52,500	184,387
Tripod Technology Corp. ^	7,000	25,967

		210,354
Electronic Equipments, Instruments & Components 0.4%
WPG Holdings Co. Ltd. ^	14,000	25,844

Hotels, Restaurants & Leisure 0.5%
Formosa International Hotels Corp.* ^	3,000	36,743

Insurance 0.6%
Cathay Financial Holding Co. Ltd.* ^	26,000	38,436

Leisure Equipment and Products 0.7%
Giant Manufacturing Co. Ltd. ^	17,000	51,468

Semiconductors and Semiconductor Equipment 2.4%
CHIPBOND Technology Corp.* ^	8,000	11,816
MediaTek, Inc. ^	2,000	27,894
Radiant Opto-Electronics Corp. ^	35,020	47,048
RichTek Technology Corp. ^	2,000	16,767
Taiwan Semiconductor Manufacturing Co. Ltd. ^	37,214	69,587

		173,112

Total Taiwan		785,967

Thailand 4.5%
Chemicals 0.7%
PTT Chemical PCL	15,000	48,626

Commercial Banks 1.3%
Bangkok Bank PCL, NVDR ^	25,000	95,707

Oil, Gas and Consumable Fuels 2.2%
Banpu PCL, NVDR ^	5,100	94,869
PTT Exploration & Production PCL	14,000	62,026

		156,895
Real Estate Management and Development 0.3%
Amata Corp. PCL	94,900	24,611

Total Thailand		325,839

Total Common Stocks (Cost $5,507,316)		6,357,078

Preferred Stocks 2.3%

Korea, Republic of 2.3%
Electronic Equipment and Instruments 2.3%
Samsung Electronics Co. Ltd., GDR, 144A ^ (Cost $81,782)	794	168,376

Total Korea, Republic of		168,376

Participatory Notes 8.1%

China NM
Electronic Equipments, Instruments & Components NM%
Kingboard Chemical Holdings Ltd., American Style call warrants, expiring 10/31/12, 144A (a)	500	225

Total China		225

India 7.9%
Commercial Banks 0.9%
HDFC Bank Ltd., American Style call warrants, expiring 05/26/15, 144A (b)	183	7,561
HDFC Bank Ltd., American Style call warrants, expiring 12/30/10, 144A (b)	1,417	58,414

		65,975

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of June 30, 2010

Participatory Notes (continued)

	Shares	Value ($)
India (continued)
Electric Utilities 0.9%
ITC Ltd., American Style call warrants, expiring 05/03/12, 144A (c)	10,310	67,427

IT Services 2.0%
Infosys Technologies Ltd., American Style call warrants, expiring 01/17/17, 144A (d)	307	18,448
Infosys Technologies Ltd., American Style call warrants, expiring 11/22/10, 144A (b)	2,071	124,343

		142,791
Machinery 2.2%
Larsen & Toubro Ltd., American Style call warrants, expiring 06/10/14, 144A (b)	1,809	70,457
Tata Motors Ltd., American Style call warrants, expiring 01/24/17, 144A (d)	5,155	85,300

		155,757
Metals and Mining 0.2%
Sterlite Industries India Ltd., American Style call warrants, expiring 04/07/14, 144A (c)	3,900	14,196

Oil, Gas and Consumable Fuels 1.0%
Reliance Industries Ltd., American Style call warrants, expiring 06/23/14, 144A (b)	2,917	68,754

Real Estate Management and Development 0.7%
Unitech Ltd., American Style call warrants, expiring 04/21/14, 144A (e)	31,613	50,780

Total India		565,680

Luxembourg 0.2%
Construction and Engineering 0.2%
Sadbhav Engineering Ltd., European Style call warrants, expiring 06/30/11, 144A (f)	456	12,550

Total Luxembourg		12,550

Total Participatory Notes (Cost $486,060)		578,455

Total Investments 99.0% (Cost $6,075,158)		7,103,909

Percentages are based on net assets of $7,176,916.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At March 31, 2010 the value of these securities amounted to $6,312,487, or 88.0% of net assets.
(a)	American Style call warrants issued by Kingboard Chemicals Holdings Ltd.
(b)	American Style call warrants issued by Merrill Lynch International & Co.
(c)	American Style call warrants issued by JPMorgan International.
(d)	American Style call warrants issued by Deutsche Bank AG London.
(e)	American Style call warrants issued by Morgan Stanley Asia Products.
(f)	European call warrant issued by Royal Bank of Scotland NV.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30. 2010, the value of these securities amounted to $746,831 or 10.4% of net assets.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depository Receipt.

NM - Not Material less than 0.05%.

Nomura Partners Funds, Inc. – Asia Pacific ex Japan Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$212,967	$6,144,111	$—	$6,357,078
Preferred Stocks	—	168,376	—	168,376
Participatory Notes	578,455	—	—	578,455

Total Investments	$791,422	$6,312,487	$—	$7,103,909

Schedule of Investments (Unaudited) – India Fund

as of June 30, 2010

Common Stocks 94.2% ^

	Shares	Value ($)
Consumer Discretionary 6.3%
Automobiles 2.3%
Hero Honda Motors Ltd.	5,000	218,687

Media 4.0%
DB Corp. Ltd.	35,000	176,536
Zee Entertainment Enterprises Ltd.	30,000	196,910

		373,446

Total Consumer Discretionary		592,133

Consumer Staples 9.2%
Food Products 4.5%
McLeod Russel India Ltd.	70,000	299,179
Shree Renuka Sugars Ltd.	84,000	121,368

		420,547
Tobacco 4.7%
ITC Ltd.	67,500	441,003

Total Consumer Staples		861,550

Energy 9.9%
Oil, Gas and Consumable Fuels 9.9%
Cairn India Ltd.*	27,500	178,169
Reliance Industries Ltd.	32,000	745,141

Total Energy		923,310

Financials 22.5%
Commercial Banks 17.1%
Axis Bank Ltd.	13,000	343,524
Bank of Baroda	6,000	90,199
HDFC Bank Ltd.	12,500	518,144
ICICI Bank Ltd.	20,000	366,066
ING Vysya Bank Ltd.	25,000	196,302
State Bank of India Ltd.	1,750	86,312

		1,600,547
Consumer Finance 1.1%
Manappuram General Finance & Leasing Ltd.	67,050	103,523

Real Estate Management and Development 3.4%
Unitech Ltd.	200,000	315,615
Thrifts and Mortgage Finance 0.9%
Housing Development Finance Corp. Ltd.	1,308	82,457

Total Financials		2,102,142

Health Care 3.1%
Pharmaceuticals 3.1%
Dr. Reddys Laboratories Ltd.	9,250	286,085

Total Health Care		286,085

Industrials 18.0%
Construction and Engineering 7.0%
IVRCL Infrastructures & Projects Ltd.	40,000	158,368
Lanco Infratech Ltd.*	80,000	113,497
Larsen & Toubro Ltd.	5,000	193,949
Sadbhav Engineering Ltd.	7,000	191,206

		657,020

Electrical Equipment 3.4%
Bharat Heavy Electricals Ltd.	6,000	315,566

Industrial Conglomerates 1.9%
Jaiprakash Associates Ltd.	65,000	177,447

Machinery 5.7%
Tata Motors Ltd.	32,000	532,027

Total Industrials		1,682,060

Information Technology 18.6%
IT Services 18.6%
Infosys Technologies Ltd.	19,000	1,135,060

Schedule of Investments (Unaudited) – India Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Tata Consultancy Services Ltd.	37,500	602,064

Total Information Technology		1,737,124

Materials 2.3%
Metals and Mining 2.3%
Sterlite Industries India Ltd.	60,000	216,929

Total Materials		216,929

Utilities 4.3%
Electric Utilities 2.1%
CESC Ltd.	24,000	194,881

Independent Power Producers and Energy Traders 2.2%
Adani Power Ltd.*	75,000	202,999

Total Utilities		397,880

Total Common Stocks (Cost $7,315,533)		8,799,213
Rights NM % ^

Industrials NM %
Sadbhav Engineering Ltd., expires 06/16/10 at 725 INR * (Cost $0)	350	4,169

Total Industrials		4,169
Total Investments 94.2% (Cost $7,315,533)		8,803,382

Percentages are based on net assets of $9,341,493.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $8,803,382 or 94.2% of net assets.

NM	Non Material less than 0.05%.
INR	Indian Rupee.

Nomura Partners Funds, Inc. – India Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$8,799,213	$—	$8,799,213
Rights	—	—	4,169	4,169

Total Investments	$—	$8,799,213	$4,169	$8,803,382

The security in the table above was considered a level 3 security because it was fair valued under procedures adopted by the Board of Directors at June 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

The following information is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Assets	Balance as of September 30, 2009	Accrued Premiums/ (Discounts)	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Net Transfers In/(Out)	Balance as of June 30, 2010
Common Stocks
Construction and Engineering	$—	$—	$—	$4,169	$—	$—	$4,169

Total	$—	—	$—	$4,169	$—	$—	$4,169

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2010							$4,169

Schedule of Investments (Unaudited) – Greater China Fund

as of June 30, 2010

Common Stocks 97.8% ^

	Shares	Value ($)
Bermuda 0.3%
Diversified Financial Services 0.3%
First Pacific Co. Ltd.	30,000	20,298

Total Bermuda		20,298

China 48.3%
Automobiles 1.9%
Denway Motors Ltd.	28,000	13,141
Dongfeng Motor Group Co. Ltd. - H Shares	102,000	115,179

		128,320
Commercial Banks 12.6%
Bank of China Ltd. - H Shares	275,000	138,734
Bank of Communications Co. Ltd. - H Shares	468,000	493,521
China Construction Bank Corp. - H Shares	297,000	239,011

		871,266
Construction and Engineering 2.7%
China Communications Construction Co. Ltd. - H Shares	29,000	26,303
China Railway Construction Corp. Ltd. - H Shares	129,000	161,357

		187,660
Construction Materials 1.3%
Anhui Conch Cement Co. Ltd. - H Shares	16,000	46,243
BBMG Corp. - H Shares	40,500	41,784

		88,027
Diversified Telecommunication Services 0.5%
China Communication Services Corp. Ltd. - H Shares	72,000	35,075

Electronic Equipment and Instruments 1.0%
Huaneng Power International, Inc. - H Shares	122,000	71,677

Electronic Equipments, Instruments & Components 0.8%
Kingboard Chemical Holdings Ltd.	13,500	57,787

Food Products 0.9%
China Agri-Industries Holdings Ltd.	52,000	59,551

Household Durables 0.3%
Skyworth Digital Holdings Ltd.	36,000	23,724

Independent Power Producers and Energy Traders 1.2%
China Resources Power Holdings Co. Ltd.	36,000	81,281

Insurance 3.6%
China Life Insurance Co. Ltd. - H Shares	50,000	219,339
China Pacific Insurance Group Co. Ltd. - H Shares	7,000	27,597

		246,936
Internet Software and Services 1.1%
Tencent Holdings Ltd.	4,500	74,207

Machinery 1.2%
Weichai Power Co. Ltd. - H Shares	13,000	83,457

Metals and Mining 1.2%
Jiangxi Copper Co. Ltd. - H Shares	45,000	83,596

Oil, Gas and Consumable Fuels 7.5%
China Petroleum & Chemical Corp. - H Shares	138,000	111,554
CNOOC Ltd.	152,000	258,342
PetroChina Co. Ltd. - H Shares	136,000	149,778

		519,674

Schedule of Investments (Unaudited) – Greater China Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Personal Products 0.6%
Hengan International Group Co. Ltd.	5,500	44,345

Real Estate Management and Development 2.5%
China Vanke Co. Ltd. - B Shares	36,300	37,894
Shimao Property Holdings Ltd.	89,000	138,116

		176,010
Textiles, Apparel and Luxury Goods 0.5%
Xtep International Holdings Ltd.	44,000	36,005

Transportation Infrastructure 0.6%
Jiangsu Expressway Co. Ltd. - H Shares	46,000	41,937

Wireless Telecommunication Services 6.3%
China Mobile Ltd.	43,500	432,156

Total China		3,342,691

Hong Kong 19.4%
Airlines 0.9%
Cathay Pacific Airways Ltd.	31,000	61,091

Commercial Banks 2.9%
Bank of East Asia Ltd.	19,276	69,417
BOC Hong Kong Holdings Ltd.	57,500	130,847

		200,264
Electric Utilities 2.3%
CLP Holdings Ltd.	22,000	159,286

Hotels, Restaurants & Leisure 1.1%
SJM Holdings Ltd.	91,000	76,386

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	12,000	73,934

Marine 0.6%
Orient Overseas International Ltd.*	6,000	42,481

Real Estate Management and Development 8.8%
Cheung Kong Holdings Ltd.	18,000	207,758
Hongkong Land Holdings Ltd.	8,000	39,550
Kerry Properties Ltd.	13,000	55,716
Sun Hung Kai Properties Ltd.	9,079	123,556
Swire Pacific Ltd. - A Shares	12,000	135,969
Wheelock & Co. Ltd.	17,000	47,878

		610,427
Road and Rail 1.2%
MTR Corp. Ltd.	24,500	83,792

Textiles, Apparel and Luxury Goods 0.5%
Yue Yuen Industrial Holdings Ltd.	10,000	31,004

Total Hong Kong		1,338,665

Taiwan 29.8%
Airlines 1.0%
EVA Airways Corp.*	117,000	68,627

Capital Markets 2.5%
Polaris Securities Co. Ltd.*	114,000	49,765
Yuanta Financial Holding Co. Ltd.	229,000	122,206

		171,971
Chemicals 3.2%
Formosa Plastics Corp.	60,990	128,208
Taiwan Fertilizer Co. Ltd.	35,000	91,714

		219,922
Communications Equipment 3.9%
HTC Corp.	20,300	269,323

Computers and Peripherals 1.5%
Chicony Electronics Co. Ltd.	35,070	77,816
Quanta Computer, Inc.	14,290	25,832

		103,648
Construction Materials 1.1%
Taiwan Cement Corp.	95,000	80,101

Diversified Financial Services 0.1%
SinoPac Financial Holdings Co. Ltd.*	31,000	9,767

Schedule of Investments (Unaudited) – Greater China Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Taiwan (continued)
Diversified Telecommunication Services 1.0%
Chunghwa Telecom Co. Ltd.	37,000	73,390

Electronic Equipment and Instruments 1.0%
Tripod Technology Corp.	18,000	66,773

Electronic Equipments, Instruments & Components 0.8%
WPG Holdings Co. Ltd.	29,000	53,534

Food and Staples Retailing 0.1%
President Chain Store Corp.	2,584	7,615

Hotels, Restaurants & Leisure 1.0%
Formosa International Hotels Corp.*	5,500	67,362

Leisure Equipment and Products 1.6%
Giant Manufacturing Co. Ltd.	36,000	108,992

Semiconductors and Semiconductor Equipment 11.0%
CHIPBOND Technology Corp.*	33,000	48,742
MediaTek, Inc.	15,000	209,205
Motech Industries, Inc.	14,000	42,250
Radiant Opto-Electronics Corp.	100,930	135,596
RichTek Technology Corp.	8,000	67,067
Taiwan Semiconductor Manufacturing Co. Ltd.	137,629	257,353

		760,213

Total Taiwan		2,061,238

Total Common Stocks (Cost $6,041,992)		6,762,892

Rights 0.4% ^

China 0.4%
Commercial Banks 0.4%
Bank of Communications Co. Ltd.*, expires 07/09/10 at 5.14 HKD (Cost $0)	70,200	28,127

Total China		28,127
Total Investments 98.2% (Cost $6,041,992)		6,791,019

Percentages are based on net assets of $6,917,103.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At March 31, 2010 the value of these securities amounted to $6,791,019, or 98.2% of net assets.

HKD	Hong Kong Dollar.

Nomura Partners Funds, Inc. – Greater China Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$6,762,892	$—	$6,762,892
Rights	—	28,127	—	28,127

Total Investments	$—	$6,791,019	$—	$6,791,019

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of June 30, 2010

Common Stocks 98.5%

	Shares	Value ($)
Australia 4.8%
Beverages 0.5%
Coca-Cola Amatil Ltd. ^	2,931	29,354

Commercial Banks 0.4%
Westpac Banking Corp. ^	1,472	25,994

Food and Staples Retailing 0.5%
Metcash Ltd. ^	7,440	26,175

Health Care Equipment and Supplies 0.5%
Cochlear Ltd. ^	451	28,094

Metals and Mining 1.6%
BHP Billiton Ltd. ^	2,964	92,180

Real Estate Investment Trusts (REITs) 0.9%
Westfield Group ^	4,930	50,179

Textiles, Apparel and Luxury Goods 0.4%
Billabong International Ltd. ^	2,913	21,214

Total Australia		273,190

Brazil 1.0%
Commercial Banks 0.6%
Banco Bradesco S.A., ADR	950	15,067
Itau Unibanco Banco Holding S.A., ADR	900	16,209

		31,276
Metals and Mining 0.4%
Vale S.A., ADR	1,000	24,350

Total Brazil		55,626

Canada 1.2%
Commercial Banks 1.2%
Bank of Nova Scotia	1,470	67,731

Total Canada		67,731

Chile 0.9%
Chemicals 0.4%
Sociedad Quimica y Minera de Chile S.A., ADR	700	22,827

Commercial Banks 0.5%
Banco Santander Chile, ADR	400	26,836

Total Chile		49,663

China 0.5%
Wireless Telecommunication Services 0.5%
China Mobile Ltd. ^	3,000	29,804

Total China		29,804

France 6.6%
Diversified Telecommunication Services 0.5%
France Telecom S.A. ^	1,643	28,351

Food and Staples Retailing 0.7%
Casino Guichard-Perrachon S.A. ^	533	40,250

Insurance 0.8%
SCOR SE ^	2,499	47,765

Machinery 0.9%
Vallourec S.A. ^	301	51,393

Oil, Gas and Consumable Fuels 1.4%
Total S.A. ^	1,743	77,571

Pharmaceuticals 1.9%
Sanofi-Aventis S.A. ^	1,821	109,812

Textiles, Apparel and Luxury Goods 0.4%
LVMH Moet Hennessy Louis Vuitton S.A. ^	198	21,568

Total France		376,710

Germany 1.3%
Chemicals 0.3%
BASF SE ^	370	20,186

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG ^	2,548	30,037

Electric Utilities 0.5%
E.ON AG ^	1,005	27,054

Total Germany		77,277

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Greece 0.7%
Hotels, Restaurants & Leisure 0.7%
OPAP S.A. ^	3,350	41,669

Total Greece		41,669

Hong Kong 0.5%
Communications Equipment 0.2%
VTech Holdings Ltd. ^	1,000	10,608

Real Estate Investment Trusts (REITs) 0.3%
The Link ^	7,127	17,633

Total Hong Kong		28,241

Ireland 0.3%
Construction Materials 0.3%
CRH PLC ^	761	15,734

Total Ireland		15,734

Italy 2.0%
Electric Utilities 2.0%
Enel SpA ^	12,706	53,753
Terna - Rete Elettrica Nazionale SpA ^	17,727	63,842

Total Italy		117,595

Japan 10.7%
Auto Components 0.1%
Yokohama Rubber Co. Ltd. ^	2,000	8,979

Automobiles 0.7%
Toyota Motor Corp. ^	1,100	37,828

Chemicals 0.3%
Shin-Etsu Chemical Co. Ltd. ^	400	18,609

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc. ^	3,800	17,226

Commercial Services and Supplies 0.2%
Secom Co. Ltd. ^	300	13,320

Diversified Consumer Services 0.2%
Benesse Holdings, Inc. ^	200	9,108

Electronic Equipment and Instruments 0.4%
Hoya Corp. ^	1,000	21,234

Food and Staples Retailing 0.5%
Lawson, Inc. ^	600	26,223

Metals and Mining 0.2%
Sumitomo Metal Mining Co. Ltd. ^	1,000	12,547

Office Electronics 1.2%
Canon, Inc. ^	1,900	70,838

Oil, Gas and Consumable Fuels 0.3%
TonenGeneral Sekiyu K.K. ^	2,000	17,283

Personal Products 1.0%
Kao Corp. ^	2,400	56,419

Pharmaceuticals 1.5%
Santen Pharmaceutical Co. Ltd. ^	900	32,387
Takeda Pharmaceutical Co. Ltd. ^	1,300	55,636

		88,023
Real Estate Investment Trusts (REITs) 0.8%
Japan Real Estate Investment Corp. ^	3	24,467
Nippon Building Fund, Inc. ^	3	23,713

		48,180
Road and Rail 0.6%
East Japan Railway Co. ^	500	33,330

Software 1.0%
Oracle Corp. Japan ^	800	39,306
Trend Micro, Inc. ^	600	16,176

		55,482
Wireless Telecommunication Services 1.4%
NTT DoCoMo, Inc. ^	53	80,148

Total Japan		614,777

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Malaysia 0.3%
Tobacco 0.3%
British American Tobacco Malaysia Bhd ^	1,400	18,918

Total Malaysia		18,918

Portugal 0.4%
Diversified Telecommunication Services 0.4%
Portugal Telecom SGPS S.A. ^	2,235	22,154

Total Portugal		22,154

Singapore 0.8%
Real Estate Investment Trusts (REITs) 0.3%
CapitaMall Trust ^	13,000	16,919

Wireless Telecommunication Services 0.5%
StarHub Ltd. ^	19,000	30,493

Total Singapore		47,412

Spain 1.6%
Commercial Banks 1.1%
Banco Santander S.A. ^	6,042	63,489

Diversified Telecommunication Services 0.5%
Telefonica S.A. ^	1,539	28,420

Total Spain		91,909

Sweden 1.4%
Building Products 0.2%
Assa Abloy AB - B Shares ^	680	13,563

Machinery 0.5%
Atlas Copco AB - B Shares ^	2,327	30,820

Specialty Retail 0.7%
Hennes & Mauritz AB - B Shares ^	1,354	37,232

Total Sweden		81,615

Switzerland 3.7%
Insurance 1.0%
Zurich Financial Services AG ^	280	61,463

Pharmaceuticals 2.7%
Novartis AG ^	1,596	77,432
Roche Holding AG ^	558	76,627

		154,059

Total Switzerland		215,522

Taiwan 1.9%
Diversified Telecommunication Services 0.6%
Chunghwa Telecom Co. Ltd, ADR	1,633	32,154

Metals and Mining 0.5%
China Steel Corp. ^	31,817	29,295

Semiconductors and Semiconductor Equipment 0.8%
MediaTek, Inc. ^	1,000	13,947
Taiwan Semiconductor Manufacturing Co. Ltd. ^	17,079	31,936

		45,883

Total Taiwan		107,332

United Kingdom 12.8%
Beverages 0.9%
Diageo PLC ^	3,478	54,497

Commercial Banks 2.3%
HSBC Holdings PLC ^	14,228	129,803

Consumer Finance 0.4%
Provident Financial PLC ^	1,887	23,548

Insurance 0.4%
Aviva PLC ^	5,086	23,639

Media 0.4%
Pearson PLC ^	1,712	22,403

Oil, Gas and Consumable Fuels 4.0%
BP PLC ^	17,884	85,892

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
United Kingdom (continued)
Royal Dutch Shell PLC - B Shares ^	5,909	143,065

		228,957
Pharmaceuticals 1.9%
GlaxoSmithKline PLC ^	6,391	108,309

Tobacco 1.5%
British American Tobacco PLC ^	2,795	88,503

Wireless Telecommunication Services 1.0%
Vodafone Group PLC ^	27,078	56,112

Total United Kingdom		735,771

United States 45.1%
Aerospace and Defense 0.5%
Lockheed Martin Corp.	400	29,800

Air Freight and Logistics 0.4%
United Parcel Service, Inc. - Class B	400	22,756

Auto Components 0.9%
Johnson Controls, Inc.	2,000	53,740

Beverages 2.5%
Coca-Cola Co.	2,500	125,300
PepsiCo, Inc.	300	18,285

		143,585
Chemicals 1.3%
E. I. du Pont de Nemours & Co.	2,100	72,639

Commercial Banks 2.8%
M&T Bank Corp.	1,000	84,950
U.S. Bancorp	1,700	37,995
Wells Fargo & Co.	1,400	35,840

		158,785
Commercial Services and Supplies 0.7%
Republic Services, Inc.	600	17,838
Waste Management, Inc.	700	21,903

		39,741
Distributors 0.9%
Genuine Parts Co.	1,300	51,285

Diversified Financial Services 1.0%
JPMorgan Chase & Co.	800	29,288
NYSE Euronext	1,100	30,393

		59,681
Diversified Telecommunication Services 2.4%
AT&T, Inc.	2,600	62,894
Verizon Communications, Inc.	2,700	75,654

		138,548
Electric Utilities 4.4%
Duke Energy Corp.	4,800	76,800
Exelon Corp.	2,300	87,331
Southern Co.	2,600	86,528

		250,659
Electrical Equipment 1.4%
Emerson Electric Co.	1,900	83,011

Food and Staples Retailing 1.3%
Sysco Corp.	1,000	28,570
Wal-Mart Stores, Inc.	1,000	48,070

		76,640
Food Products 0.9%
HJ Heinz Co.	700	30,254
Kraft Foods, Inc. - Class A	700	19,600

		49,854
Health Care Equipment and Supplies 0.6%
Medtronic, Inc.	1,000	36,270

Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	900	59,283

Household Products 2.1%
Procter & Gamble Co.	2,000	119,960

Industrial Conglomerates 1.0%
General Electric Co.	3,900	56,238

Insurance 0.5%
Aflac, Inc.	600	25,602

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
IT Services 0.6%
Automatic Data Processing, Inc.	900	36,234

Metals and Mining 0.5%
Nucor Corp.	700	26,796

Multi-Utilities 0.5%
Consolidated Edison, Inc.	700	30,170

Oil, Gas and Consumable Fuels 2.8%
Chevron Corp.	1,200	81,432
Exxon Mobil Corp.	1,400	79,898

		161,330
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	900	22,446
Eli Lilly & Co.	700	23,450
Johnson & Johnson	1,000	59,060
Merck & Co., Inc.	3,200	111,904

		216,860
Real Estate Investment Trusts (REITs) 0.6%
Corporate Office Properties Trust	600	22,656
Washington Real Estate Investment Trust	400	11,036

		33,692
Road and Rail 0.4%
Ryder System, Inc.	600	24,138

Semiconductors and Semiconductor Equipment 2.7%
Intel Corp.	4,500	87,525
Microchip Technology, Inc.	1,700	47,158
Xilinx, Inc.	700	17,682

		152,365
Software 1.4%
Microsoft Corp.	3,600	82,836

Thrifts and Mortgage Finance 1.7%
Hudson City Bancorp, Inc.	3,900	47,736
New York Community Bancorp, Inc.	3,200	48,864

		96,600
Tobacco 3.5%
Altria Group, Inc.	5,500	110,220
Philip Morris International, Inc.	2,000	91,680

		201,900

Total United States		2,590,998
Total Common Stocks (Cost $5,542,085)		5,659,648

Total Investments 98.5% (Cost $5,542,085)		5,659,648

Percentages are based on net assets of $5,744,036.

^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $2,863,476, or 49.9% of net assets.

ADR — American Depositary Receipt.

Nomura Partners Funds, Inc. – Global Equity Income Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,796,172	$2,863,476	$—	$5,659,648

Total Investments	$2,796,172	$2,863,476	$—	$5,659,648

Schedule of Investments (Unaudited) – Global Emerging Markets Fund

as of June 30, 2010

Common Stocks 84.7%

	Shares	Value ($)
Brazil 10.3%
Commercial Banks 1.4%
Banco do Brasil S.A.	7,900	107,886

Electric Utilities 1.0%
Light S.A.	6,400	74,531

Household Durables 3.8%
PDG Realty S.A. Empreendimentos e Participacoes	34,200	288,758

Personal Products 1.8%
Hypermarcas S.A.*	11,100	142,547

Textiles, Apparel and Luxury Goods 2.3%
Cia Hering	6,800	177,064

Total Brazil		790,786

China 11.9%
Commercial Banks 4.0%
Bank of China Ltd. - H Shares ^	321,000	161,941
Industrial & Commercial Bank of China Ltd. - H Shares ^	198,000	144,021

		305,962
Insurance 1.7%
China Taiping Insurance Holdings Co. Ltd.* ^	40,400	130,563

Internet Software and Services 1.5%
NetEase.com, Inc., ADR*	3,600	114,156

Oil, Gas and Consumable Fuels 3.3%
CNOOC Ltd. ^	150,000	254,943

Specialty Retail 1.4%
GOME Electrical Appliances Holdings Ltd.* ^	376,000	113,119

Total China		918,743

Hong Kong 2.1%
Hotels, Restaurants & Leisure 2.1%
SJM Holdings Ltd. ^	191,000	160,326

Total Hong Kong		160,326

Indonesia 2.1%
Commercial Banks 2.1%
Bank Rakyat Indonesia ^	158,272	159,861

Total Indonesia		159,861

Korea, Republic of 16.4%
Auto Components 3.2%
Hyundai Mobis ^	1,482	248,200

Commercial Banks 2.8%
Industrial Bank of Korea ^	18,320	213,798

Construction and Engineering 2.0%
Samsung Engineering Co. Ltd. ^	1,645	152,471

Diversified Telecommunication Services 1.0%
KT Corp. ^	2,050	75,364

Electronic Equipment and Instruments 1.7%
LG Display Co. Ltd. ^	4,040	134,150

Metals and Mining 1.0%
POSCO, ADR	800	75,456

Semiconductors and Semiconductor Equipment 4.7%
Samsung Electronics Co. Ltd., GDR, 144A	1,146	362,995

Total Korea, Republic of		1,262,434

Malaysia 4.0%
Commercial Banks 1.7%
CIMB Group Holdings Bhd ^	61,600	132,699

Wireless Telecommunication Services 2.3%
Axiata Group Bhd* ^	147,925	177,882

Total Malaysia		310,581

Mexico 5.0%
Beverages 1.7%
Fomento Economico Mexicano, S.A.B. de C.V.	30,300	131,222

Schedule of Investments (Unaudited) – Global Emerging Markets Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Mexico (continued)
Household Durables 1.7%
Corp. GEO SAB de C.V. - Series B*	49,300	131,550

Wireless Telecommunication Services 1.6%
America Movil SAB de C.V. - Series L	52,500	124,217

Total Mexico		386,989

Peru 4.3%
Commercial Banks 1.8%
Credicorp Ltd.	1,480	134,517

Metals and Mining 2.5%
Cia de Minas Buenaventura S.A., ADR	5,000	192,200

Total Peru		326,717

Russia 8.2%
Metals and Mining 1.0%
MMC Norilsk Nickel, ADR	286	4,153
MMC Norilsk Nickel, ADR ^	4,825	69,020

		73,173
Oil, Gas and Consumable Fuels 4.2%
Gazprom OAO, ADR ^	4,761	89,547
Gazprom OAO, ADR	5,790	108,910
LUKOIL OAO, ADR	2,369	122,003

		320,460
Pharmaceuticals 1.0%
Pharmstandard - S Shares, GDR,144A*	3,600	79,200

Wireless Telecommunication Services 2.0%
VimpelCom Ltd., ADR*	9,500	153,710

Total Russia		626,543

South Africa 4.7%
Commercial Banks 1.4%
Standard Bank Group Ltd. ^	8,066	106,697

Metals and Mining 1.1%
Impala Platinum Holdings Ltd. ^	3,442	79,793

Pharmaceuticals 2.2%
Aspen Pharmacare Holdings Ltd.* ^	17,323	170,833

Total South Africa		357,323

Taiwan 7.5%
Chemicals 3.0%
Formosa Plastics Corp. ^	58,000	121,923
Taiwan Fertilizer Co. Ltd. ^	41,000	107,436

		229,359
Electronic Equipment and Instruments 2.4%
HON HAI Precision Industry Co. Ltd. ^	52,390	184,000

Semiconductors and Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,032	166,233

Total Taiwan		579,592

Thailand 1.7%
Commercial Banks 0.8%
Kasikornbank PCL, NVDR ^	23,700	65,853

Oil, Gas and Consumable Fuels 0.9%
Thai Oil PCL	48,700	66,532

Total Thailand		132,385

Turkey 4.3%
Commercial Banks 4.3%
Turkiye Garanti Bankasi AS ^	41,353	171,327
Turkiye Is Bankasi - C Shares ^	50,422	156,111

Total Turkey		327,438

Schedule of Investments (Unaudited) – Global Emerging Markets Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
United Kingdom 2.2%
Metals and Mining 2.2%
Petropavlovsk PLC ^	9,751	171,767

Total United Kingdom		171,767
Total Common Stocks (Cost $5,280,644)		6,511,485

Preferred Stocks 6.2%

Brazil 6.2%
Commercial Banks 2.0%
Itau Unibanco Holding S.A., ADR	8,454	152,219

Independent Power Producers and Energy Traders 1.3%
AES Tiete S.A.	8,900	102,313

Metals and Mining 2.9%
Vale S.A. - A Shares	10,632	223,301

Total Brazil		477,833
Total Preferred Stocks (Cost $323,333)		477,833

Participatory Notes 6.5%

India 6.5%
Automobiles 1.7%
Maruti Suzuki India Ltd., American Style call warrants, expiring 08/11/2014, 144A (a)	4,295	131,747

Commercial Banks 2.3%
Axis Bank Ltd., American Style call warrants, expiring 06/25/2014, 144A (b)	6,546	175,105

Diversified Financial Services 2.5%
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 01/24/2013, 144A (b)	40,155	154,931
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 03/18/2014, 144A (a)	10,453	40,406

		195,337
Total India		502,189

Total Participatory Notes (Cost $405,098)		502,189

Total Investments 97.4% (Cost $6,009,075)		7,491,507

Percentages are based on net assets of $7,691,036.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $3,753,645, or 48.8% of net assets.
(a)	American Style call warrants issued by Morgan Stanley Asia Products.
(b)	American Style call warrants issued by JPMorgan International.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30. 2010, the value of these securities amounted to $944,384 or 12.3% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Nomura Partners Funds, Inc. – Global Emerging Markets Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,678,640	$3,753,645	$79,200	$6,511,485
Preferred Stocks	477,833	—	—	477,833
Participatory Notes	502,189	—	—	502,189

Total Investments	$3,658,662	$3,753,645	$79,200	$7,491,507

The security in the table above was considered a level 3 security because it was fair valued under procedures adopted by the Board of Directors at June 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.

The following information is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Assets	Balance as of September 30, 2009	Accrued Premiums/ (Discounts)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Net Transfers In/(Out)	Balance as of June 30, 2010
Common Stocks
Pharmaceuticals	$—	$—	$—	$(2,035)	$81,235	$—	$79,200

Total	$—	—	$—	$(2,035)	$81,235	$—	$79,200

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2010							$(2,035)

Schedule of Investments (Unaudited) – Global Alpha Equity Fund

as of June 30, 2010

Common Stocks 88.4%

	Shares	Value ($)
Australia 1.6%
Chemicals 1.6%
Incitec Pivot Ltd. ^	41,463	94,010

Total Australia		94,010

Brazil 2.0%
Household Durables 2.0%
PDG Realty S.A. Empreendimentos e Participacoes	13,700	115,672

Total Brazil		115,672

Canada 4.5%
Metals and Mining 4.5%
First Quantum Minerals Ltd.	800	40,242
Goldcorp, Inc.	5,000	219,250

Total Canada		259,492

China 1.5%
Commercial Banks 1.5%
Bank of China Ltd. - H Shares ^	180,000	90,808

Total China		90,808

Denmark 1.2%
Beverages 1.2%
Carlsberg A/S - B Shares ^	921	70,021

Total Denmark		70,021

France 2.6%
Computers and Peripherals 2.6%
Gemalto NV ^	4,005	149,826

Total France		149,826

Germany 2.2%
Construction and Engineering 2.2%
Hochtief AG ^	2,157	128,182

Total Germany		128,182

Hong Kong 2.3%
Real Estate Management and Development 2.3%
Sun Hung Kai Properties Ltd. ^	10,000	136,089

Total Hong Kong		136,089

Israel 2.9%
Pharmaceuticals 2.9%
Teva Pharmaceutical Industries Ltd., ADR	3,200	166,368

Total Israel		166,368

Norway 2.4%
Commercial Banks 2.4%
DnB NOR ASA ^	14,800	142,411

Total Norway		142,411

South Africa 2.2%
Metals and Mining 2.2%
Gold Fields Ltd., ADR	9,400	125,678

Total South Africa		125,678

Switzerland 7.4%
Capital Markets 2.0%
Credit Suisse Group AG ^	3,093	116,247

Electrical Equipment 2.4%
ABB Ltd.* ^	8,018	139,329

Pharmaceuticals 3.0%
Roche Holding AG ^	1,262	173,302

Total Switzerland		428,878

United Kingdom 4.3%
Oil, Gas and Consumable Fuels 2.7%
Cairn Energy PLC* ^	25,087	153,488

Software 1.6%
Misys PLC* ^	27,506	94,308

Total United Kingdom		247,796

Schedule of Investments (Unaudited) – Global Alpha Equity Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
United States 51.3%
Aerospace and Defense 1.0%
Spirit AeroSystems Holdings, Inc. - Class A*	3,000	57,180

Chemicals 2.5%
Calgon Carbon Corp.*	11,100	146,964

Commercial Services and Supplies 3.3%
Republic Services, Inc.	6,491	192,977

Communications Equipment 3.1%
Cisco Systems, Inc.*	8,500	181,135

Computers and Peripherals 5.5%
Apple, Inc.*	525	132,053
Hewlett-Packard Co.	4,329	187,359

		319,412
Diversified Consumer Services 1.9%
ITT Educational Services, Inc.*	1,300	107,926

Diversified Financial Services 6.0%
Bank of America Corp.	12,931	185,818
JPMorgan Chase & Co.	4,432	162,256

		348,074
Energy Equipment and Services 2.0%
Weatherford International Ltd.*	8,900	116,946

Hotels, Restaurants & Leisure 2.5%
McDonald’s Corp.	2,195	144,585

Insurance 2.6%
RenaissanceRe Holdings Ltd.	2,600	147,311

Internet Software and Services 2.8%
Google, Inc. - Class A*	369	164,187

Machinery 5.4%
AGCO Corp.*	6,594	177,840
Ingersoll-Rand PLC	3,900	134,511

		312,351
Metals and Mining 3.9%
Newmont Mining Corp.	3,700	228,438

Oil, Gas and Consumable Fuels 6.3%
Anadarko Petroleum Corp.	2,716	98,020
Concho Resources Inc.*	2,200	121,726
ConocoPhillips	3,000	147,270

		367,016
Pharmaceuticals 2.5%
Abbott Laboratories	3,100	145,351

Total United States		2,979,853
Total Common Stocks (Cost $4,893,114)		5,135,084
Short-Term Investment 4.8%

United States 4.8%
State Street US Dollar Time Deposit, 0.01% due 07/01/2010 (Cost $277,603)	277,603	277,603

Total Investments 93.2% (Cost $5,170,717)		5,412,687

Percentages are based on net assets of $5,807,194.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $1,488,021, or 25.6% of net assets.

ADR — American Depositary Receipt.

Nomura Partners Funds, Inc. – Global Alpha Equity Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,647,063	$1,488,021	$—	$5,135,084
Short-Term Investment	—	277,603	—	277,603

Total Investments	$3,647,063	$1,765,624	$—	$5,412,687

Schedule of Investments (Unaudited) – International Growth Equity Fund

as of June 30, 2010

Common Stocks 96.3%

	Shares	Value ($)
Australia 6.5%
Beverages 0.9%
Coca-Cola Amatil Ltd. ^	4,685	46,921

Commercial Banks 2.1%
Commonwealth Bank of Australia ^	1,230	49,853
Westpac Banking Corp. ^	3,680	64,986

		114,839
IT Services 0.9%
Computershare Ltd. ^	5,605	49,588

Metals and Mining 2.6%
Rio Tinto Ltd. ^	2,545	140,952

Total Australia		352,300

Belgium 1.5%
Beverages 1.5%
Anheuser-Busch InBev NV ^	1,675	80,457

Total Belgium		80,457

Canada 4.7%
Chemicals 0.8%
Methanex Corp.	2,260	44,476

Commercial Banks 1.0%
Canadian Imperial Bank of Commerce	855	53,121

Oil, Gas and Consumable Fuels 1.0%
Crew Energy, Inc.*	3,820	54,113

Road and Rail 1.9%
Canadian National Railway Co.	1,740	99,720

Total Canada		251,430

Denmark 2.3%
Food Products 0.8%
Danisco A/S ^	675	45,294

Pharmaceuticals 1.5%
Novo Nordisk A/S - B Shares ^	990	79,859

Total Denmark		125,153

Finland 0.9%
Insurance 0.9%
Sampo Oyj - A Shares ^	2,325	48,646

Total Finland		48,646

France 7.9%
Aerospace and Defense 1.2%
Safran S.A. ^	2,260	62,673

Auto Components 0.9%
Valeo S.A.* ^	1,775	47,817

Chemicals 1.9%
Air Liquide S.A. ^	560	56,247
Rhodia S.A. ^	2,925	48,138

		104,385
Energy Equipment and Services 0.8%
Technip S.A. ^	775	44,127

Media 1.1%
Eutelsat Communications ^	1,770	59,133

Personal Products 0.5%
L’Oreal S.A. ^	285	27,849

Textiles, Apparel and Luxury Goods 1.5%
LVMH Moet Hennessy Louis Vuitton S.A. ^	740	80,607

Total France		426,591

Germany 4.5%
Chemicals 1.3%
BASF SE ^	1,320	72,015

Industrial Conglomerates 1.1%
Siemens AG ^	670	59,956

Semiconductors and Semiconductor Equipment 2.1%
Aixtron AG ^	1,930	45,728
Infineon Technologies AG* ^	11,820	68,309

		114,037

Total Germany		246,008

Schedule of Investments (Unaudited) – International Growth Equity Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Hong Kong 1.7%
Commercial Banks 0.5%
BOC Hong Kong Holdings Ltd. ^	13,000	29,583

Real Estate Management and Development 1.2%
Swire Pacific Ltd. - A Shares ^	5,500	62,319

Total Hong Kong		91,902

Israel 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical Industries Ltd., ADR	800	41,592

Total Israel		41,592

Italy 1.7%
Electric Utilities 0.9%
Terna - Rete Elettrica Nazionale SpA ^	14,240	51,284

Energy Equipment and Services 0.8%
Saipem SpA ^	1,385	42,091

Total Italy		93,375

Japan 18.7%
Auto Components 1.0%
NHK Spring Co. Ltd. ^	6,000	55,011

Automobiles 3.1%
Honda Motor Co. Ltd. ^	3,800	110,358
Nissan Motor Co. Ltd.* ^	8,500	58,924

		169,282
Building Products 1.2%
Asahi Glass Co. Ltd. ^	7,000	65,313

Electrical Equipment 1.1%
Nidec Corp. ^	700	58,628

Electronic Equipments, Instruments & Components 2.6%
Hitachi Ltd.* ^	16,000	58,024
Keyence Corp. ^	100	23,004
OMRON Corp. ^	2,800	60,554

		141,582
Machinery 3.6%
FANUC Ltd. ^	900	100,971
Komatsu Ltd. ^	1,500	27,105
THK Co. Ltd. ^	3,100	64,089

		192,165
Marine 1.0%
Mitsui O.S.K. Lines Ltd. ^	8,000	52,795

Media 2.0%
CyberAgent, Inc. ^	33	48,527
Dentsu, Inc. ^	2,300	60,703

		109,230
Office Electronics 1.5%
Canon, Inc. ^	2,200	82,023

Trading Companies and Distributors 1.6%
Mitsubishi Corp. ^	4,000	83,351

Total Japan		1,009,380

Netherlands 4.1%
Industrial Conglomerates 1.5%
Koninklijke Philips Electronics NV ^	2,775	82,716

Professional Services 0.7%
Randstad Holding NV* ^	875	34,441

Semiconductors and Semiconductor Equipment 1.3%
ASML Holding NV ^	2,590	71,125

Transportation Infrastructure 0.6%
Koninklijke Vopak NV ^	860	31,561

Total Netherlands		219,843

Singapore 2.0%
Commercial Banks 1.5%
United Overseas Bank Ltd. ^	6,000	83,353

Trading Companies and Distributors 0.5%
Noble Group Ltd. ^	22,363	27,003

Total Singapore		110,356

Schedule of Investments (Unaudited) – International Growth Equity Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Sweden 4.8%
Diversified Telecommunication Services 1.7%
Tele2 AB - B Shares ^	6,040	90,303

Health Care Equipment and Supplies 0.8%
Elekta AB ^	1,835	46,313

Machinery 2.3%
SKF AB - B Shares ^	3,585	64,218
Volvo AB - B Shares* ^	5,560	61,142

		125,360

Total Sweden		261,976

Switzerland 12.4%
Capital Markets 1.0%
UBS AG* ^	4,120	54,613

Food Products 4.5%
Nestle S.A. ^	4,995	241,008

Health Care Equipment and Supplies 0.9%
Sonova Holding AG ^	405	49,665

Pharmaceuticals 4.7%
Novartis AG ^	3,500	169,808
Roche Holding AG ^	625	85,827

		255,635
Textiles, Apparel and Luxury Goods 1.3%
Cie Financiere Richemont S.A. ^	1,940	67,494

Total Switzerland		668,415

United Kingdom 21.8%
Beverages 0.7%
SABMiller PLC ^	1,305	36,233

Commercial Banks 3.1%
Barclays PLC ^	11,865	47,039
Standard Chartered PLC ^	4,985	121,016

		168,055
Food and Staples Retailing 1.0%
Tesco PLC ^	9,405	52,955

Food Products 2.7%
Unilever PLC ^	5,490	146,315

Hotels, Restaurants & Leisure 1.2%
Intercontinental Hotels Group PLC ^	4,060	63,235

Metals and Mining 5.0%
Anglo American PLC* ^	1,495	51,972
BHP Billiton PLC ^	8,385	216,977

		268,949
Multi-Utilities 1.1%
Centrica PLC ^	13,440	59,185

Pharmaceuticals 2.1%
GlaxoSmithKline PLC ^	3,215	54,485
Shire PLC ^	2,920	59,353

		113,838
Textiles, Apparel and Luxury Goods 1.9%
Burberry Group PLC ^	9,140	103,066

Tobacco 2.2%
British American Tobacco PLC ^	3,815	120,801

Trading Companies and Distributors 0.8%
Wolseley PLC* ^	2,200	43,011

Total United Kingdom		1,175,643
Total Common Stocks (Cost $5,022,196)		5,203,067
Short-Term Investment 3.0%

United States 3.0%
State Street US Dollar Time Deposit, 0.01% due 07/01/2010 (Cost $161,122)	161,122	161,122

Total Investments 99.3% (Cost $5,183,318)		5,364,189

Percentages are based on net assets of $5,399,316.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $4,910,045, or 90.9% of net assets.

ADR — American Depositary Receipt.

Nomura Partners Funds, Inc. – International Growth Equity Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$293,022	$4,910,045	$—	$5,203,067
Short-Term Investment	—	161,122	—	161,122

Total Investments	$293,022	$5,071,167	$—	$5,364,189

Schedule of Investments (Unaudited) – International Equity Fund

as of June 30, 2010

Common Stocks 71.0%

	Shares	Value ($)
Australia 7.8%
Commercial Banks 3.0%
Australia & New Zealand Banking Group Ltd. ^	4,910	88,145
Westpac Banking Corp. ^	4,773	84,288

		172,433
Food and Staples Retailing 1.6%
Woolworths Ltd. ^	4,111	93,194

Metals and Mining 3.2%
BHP Billiton Ltd. ^	2,865	89,101
Rio Tinto Ltd. ^	1,632	90,387

		179,488

Total Australia		445,115

Brazil 2.3%
Airlines 0.7%
Tam S.A., ADR	2,700	37,665

Commercial Banks 0.4%
Banco do Brasil S.A.	1,600	21,850

Household Durables 0.4%
PDG Realty S.A. Empreendimentos e Participacoes	2,800	23,641

Metals and Mining 0.8%
Vale S.A., ADR	1,900	46,265

Total Brazil		129,421

Finland 1.0%
Communications Equipment 1.0%
Nokia Oyj ^	7,300	59,607

Total Finland		59,607

France 8.9%
Automobiles 1.2%
Renault S.A.* ^	1,850	68,085

Chemicals 1.2%
Air Liquide S.A. ^	693	69,606

Commercial Banks 1.3%
BNP Paribas ^	1,150	61,403
Societe Generale ^	300	12,204

		73,607
Construction and Engineering 0.8%
Bouygues S.A. ^	1,200	45,964

Electrical Equipment 0.3%
Schneider Electric S.A. ^	150	15,182

Insurance 0.4%
AXA S.A. ^	1,700	25,782

Media 1.7%
Vivendi ^	4,750	96,096

Multi-Utilities 0.8%
GDF Suez ^	1,600	45,268

Personal Products 1.2%
L’Oreal S.A. ^	700	68,401

Total France		507,991

Germany 7.8%
Automobiles 0.7%
Daimler AG* ^	750	37,978

Capital Markets 0.3%
Deutsche Bank AG ^	300	16,962

Diversified Financial Services 0.8%
Deutsche Boerse AG ^	800	48,606

Electric Utilities 1.2%
E.ON AG ^	2,500	67,299

Health Care Equipment and Supplies 1.0%
Fresenius SE ^	850	56,521

Industrial Conglomerates 2.1%
Siemens AG ^	1,350	120,807

Semiconductors and Semiconductor Equipment 0.5%
Solarworld AG ^	2,600	28,730

Textiles, Apparel and Luxury Goods 1.2%
Adidas AG ^	1,400	67,575

Total Germany		444,478

Schedule of Investments (Unaudited) – International Equity Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Italy 2.1%
Aerospace and Defense 0.5%
Finmeccanica SpA ^	2,400	24,905

Commercial Banks 0.2%
Intesa Sanpaolo SpA ^	4,800	12,640

Oil, Gas and Consumable Fuels 1.4%
ENI SpA ^	4,350	79,854

Total Italy		117,399

Netherlands 7.4%
Aerospace and Defense 1.3%
European Aeronautic Defence and Space Co. NV* ^	3,650	74,479

Chemicals 0.4%
Akzo Nobel NV ^	450	23,278

Diversified Financial Services 1.1%
ING Groep NV* ^	8,900	66,078

Diversified Telecommunication Services 0.6%
Koninklijke KPN NV ^	2,550	32,560

Metals and Mining 1.2%
ArcelorMittal ^	2,600	69,150

Oil, Gas and Consumable Fuels 1.8%
Royal Dutch Shell PLC - A Shares ^	4,000	101,014

Semiconductors and Semiconductor Equipment 1.0%
STMicroelectronics NV ^	7,200	57,038

Total Netherlands		423,597

Norway 1.1%
Energy Equipment and Services 0.2%
Petroleum Geo-Services ASA* ^	1,600	13,355

Oil, Gas and Consumable Fuels 0.9%
StatoilHydro ASA ^	2,600	50,146

Total Norway		63,501

Russia 1.8%
Metals and Mining 0.4%
MMC Norilsk Nickel, ADR	1,600	23,232

Oil, Gas and Consumable Fuels 0.9%
Gazprom OAO, ADR	2,729	51,333

Wireless Telecommunication Services 0.5%
VimpelCom Ltd., ADR*	1,800	29,124

Total Russia		103,689

Spain 1.8%
Commercial Banks 1.4%
Banco Santander S.A. ^	7,850	82,487

Diversified Telecommunication Services 0.4%
Telefonica S.A. ^	1,200	22,160

Total Spain		104,647

Sweden 1.0%
Communications Equipment 1.0%
Telefonaktiebolaget LM Ericsson - B Shares ^	5,300	59,009

Total Sweden		59,009

Switzerland 10.0%
Capital Markets 1.6%
Julius Baer Group Ltd. ^	1,350	38,435
UBS AG* ^	3,900	51,697

		90,132
Food Products 3.2%
Nestle S.A. ^	3,800	183,350

Health Care Equipment and Supplies 0.5%
Synthes, Inc. ^	250	28,747

Insurance 0.3%
Zurich Financial Services AG ^	80	17,561

Pharmaceuticals 4.4%
Novartis AG ^	2,600	126,143

Schedule of Investments (Unaudited) – International Equity Fund

as of June 30, 2010

Common Stocks (continued)

	Shares	Value ($)
Switzerland (continued)
Roche Holding AG ^	900	123,591

		249,734

Total Switzerland		569,524

United Kingdom 18.0%
Beverages 0.8%
Diageo PLC ^	2,900	45,440

Commercial Banks 3.4%
Barclays PLC ^	13,000	51,539
HSBC Holdings PLC ^	10,400	94,880
Lloyds Banking Group PLC* ^	58,008	46,025

		192,444
Electric Utilities 0.7%
Scottish & Southern Energy PLC ^	2,450	40,616

Food and Staples Retailing 0.8%
Tesco PLC ^	8,300	46,733

Insurance 1.2%
Prudential PLC ^	1,700	12,742
RSA Insurance Group PLC ^	33,300	59,107

		71,849
Media 1.0%
Reed Elsevier PLC ^	7,500	55,367

Metals and Mining 2.5%
Anglo American PLC* ^	1,600	55,622
BHP Billiton PLC ^	1,568	40,575
Rio Tinto PLC ^	671	29,363
Xstrata PLC ^	1,300	17,031

		142,591
Multi-Utilities 0.3%
Centrica PLC ^	3,400	14,972

Oil, Gas and Consumable Fuels 0.8%
BP PLC ^	9,200	44,185

Pharmaceuticals 1.8%
AstraZeneca PLC ^	600	28,192
GlaxoSmithKline PLC ^	4,400	74,568

		102,760
Road and Rail 0.6%
National Express Group PLC* ^	10,400	33,703

Textiles, Apparel and Luxury Goods 1.2%
Kesa Electricals PLC ^	37,500	67,528

Tobacco 1.1%
British American Tobacco PLC ^	2,050	64,913

Wireless Telecommunication Services 1.8%
Vodafone Group PLC ^	50,100	103,818

Total United Kingdom		1,026,919
Total Common Stocks (Cost $4,137,395)		4,054,897

Preferred Stock 0.5%

Brazil 0.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR - A Shares	400	27,808

Total Brazil		27,808
Total Preferred Stock (Cost $24,449)		27,808

Mutual Funds 27.3%

United States 27.3%
Asia Pacific ex Japan Fund-Institutional Shares (a)	33,000	444,176
The Japan Fund-Institutional Shares (a)	129,638	1,116,182

Total United States		1,560,358

Total Mutual Funds (Cost $1,399,510)		1,560,358

Total Investments 98.8% (Cost $5,561,354)		5,643,063

Percentages are based on net assets of $5,709,131.

*	Non income-producing security.
^	Securities fair valued in accordance with the Fund’s procedures. At June 30, 2010 the value of these securities amounted to $3,821,787, or 66.9% of net assets.
(a)	Affiliated issuer.

ADR — American Depositary Receipt.

Nomura Partners Funds, Inc. – International Equity Fund

Schedule of Investments

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$233,110	$3,821,787	$—	$4,054,897
Preferred Stock	27,808	—	—	27,808
Mutual Funds	1,560,358	—	—	1,560,358

Total Investments	$1,821,276	$3,821,787	$—	$5,643,063

Notes to Schedule of Investments

A.	Organization

Nomura Partners Funds, Inc. (formerly, The Japan Fund, Inc.) (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation currently consists of the following nine series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, Global Alpha Equity Fund, International Growth Equity Fund and International Equity Fund (individually a “Fund” and collectively, the “Funds”). Each Fund is classified as a diversified series of the Corporation under the 1940 Act, except for India Fund and Greater China Fund which are non-diversified.

B.	Summary of Significant Accounting Policies

The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date these financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies:

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

If available, debt securities are priced based upon valuations provided by independent, third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the Fair Value Procedures, as applicable.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of US Dollars is calculated by converting the Local Currency into US Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate net asset values, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair value pricing policies.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the US market. Also, the sub-advisors believe that foreign securities values may be affected by volatility that occurs in US markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Corporation’s Fair Value Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Board has adopted valuation procedures for the Funds and has delegated day to day responsibility for fair value determinations to the Corporation’s Fair Value Committee. Fair value determinations that affect a Fund’s NAV are subject to review, approval or ratification by the Board. Securities for which fair valuation has been applied at June 30, 2010 are annotated within the Schedules of Investments.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 effective for interim and annual reporting periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on evaluations at the end of the reporting period. For the period ended June 30, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

Real Estate Investment Trusts. Each Fund is permitted to invest in real estate investment trusts (“REITs”). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may invest in participatory notes, which function similar to American Depositary Receipts (“ADRs”) except that non-US-based brokerages, rather than US banks, are depositories for non-US-based securities on behalf of foreign investors. Non-US-based brokerages buy locally-based securities and then issue participatory notes to foreign investors. Any dividends and capital gains collected from the underlying securities are remitted to the foreign investor. However, unlike ADRs, participatory notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the non-US-based brokerage’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in US Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of June 30, 2010, there were no forward foreign currency contracts outstanding.

C.	Affiliated Holdings

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A. Inc. (“NAM USA”) or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended June 30, 2010 were as follows:

Affiliated Fund Name	Balance of Shares Held 10/01/09	Gross Additions	Gross Reductions	Balance of Shares Held 06/30/10	Fair Value at 06/30/10	Dividend Income	Realized Capital Gain/Loss
International Equity Fund:
The Japan Fund	163,689	$10,289	$311,539	129,638	$1,116,182	$10,289	$14,768
Asia Pacific ex Japan Fund	49,600	286,136	460,237	33,000	444,176	106,136	8,098

Total	213,289	$296,425	$771,776	162,638	$1,560,358	$116,425	$22,866

D.	Tax Basis of Investments

Cost of investments for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) on investments at June 30, 2010 consists of:

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	$147,184,854	$15,616,341	$20,689,872	$(5,073,531)
Asia Pacific ex Japan Fund	6,075,158	1,028,751	1,274,367	(245,616)
India Fund	7,315,533	1,487,849	1,589,374	(101,525)
Greater China Fund	6,041,992	749,027	930,069	(181,042)
Gobal Equity Income Fund	5,542,085	117,563	501,716	(384,153)
Global Emerging Markets Fund	6,009,075	1,482,432	1,671,352	(188,920)
Global Alpha Equity Fund	5,170,717	241,970	519,457	(277,487)
International Growth Equity Fund	5,183,318	180,871	493,786	(312,915)
International Equity Fund	5,561,354	81,709	438,636	(356,927)

E.	Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of US companies or the US Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for US Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the US economy or similar issuers located in the US. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the US Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

Item 2.	Controls and Procedures

(a) The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/S/ RICHARD J. BERTHY
Richard J. Berthy
President and Principal Executive Officer
Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ RICHARD J. BERTHY
Richard J. Berthy
President and Principal Executive Officer
Date: August 25, 2010

By (Signature and Title)*	/S/ TRUDANCE L.C. BAKKE
Trudance L.C. Bakke
Treasurer and Principal Financial Officer
Date: August 25, 2010

*	Print the name and title of each signing officer under his or her signature.